Income Taxes - Income Tax Expense Attributable to Income from Continuing Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal, Current						$ 0
U.S. federal, Deferred						0
U.S. federal, Total						0
State and local, Current					$ 622	6,171
State and local, Deferred					0	0
State and local					622	6,171
U.S. federal					622	6,171
State and local					0	0
Income tax expense	$ 7,278	$ (178)	$ 8,078	$ 9,222	$ 622	$ 6,171